Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Carne Hedged Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Carne Hedged Equity Fund (the "Fund") is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-03-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 172% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	172.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap for the time period described in the table above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund's adviser, Carne Capital, LLC (the "Adviser"), seeks to achieve the Fund's investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equity securities of large market capitalization companies and instruments that provide exposure to such securities, including common, preferred and convertible stock, warrants and American Depositary Receipts ("ADRs"). The Adviser considers large market capitalization companies to be those with market capitalizations in the range of the Standard & Poor's 500 Index® (the "Index" or the "S&P 500® Index") at the time of purchase. The Fund intends to invest primarily in securities that are undervalued and exhibit the likelihood of exceeding market returns. The Adviser seeks securities selling at discounts to their underlying values and then holds these securities until their market values reflect their intrinsic values. The Adviser anticipates that the Fund's portfolio will consist of 25 to 100 positions, which may be invested in similar businesses.

The Adviser may sell out-of-the-money Index call options as a principal investment strategy of the Fund. The Adviser believes that, over time, these S&P 500® Index options strategies will add to the performance and smooth the returns of the Fund by generating income to offset losses on portfolio securities in falling markets and limiting returns on portfolio securities in rising markets. The Fund may also purchase Index put options to offset potential losses from equity holdings, thereby reducing the Fund's exposure to market risk and volatility. In addition, the Fund may seek to achieve higher after tax returns by maximizing the amount of its long-term, relative to its short-term, gains.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal conditions, the Fund's adviser, Carne Capital, LLC (the "Adviser"), seeks to achieve the Fund's investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equity securities of large market capitalization companies and instruments that provide exposure to such securities, including common, preferred and convertible stock, warrants and American Depositary Receipts ("ADRs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading. Unsponsored ADRs may involve additional risks and their prices may be more volatile than the prices of sponsored ADRs.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund's investment.

Equity Risk. The Fund's equity holdings, which include common stocks, may decline in value because of changes in price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Focused Portfolio Risk. The Fund's portfolio investments may be more heavily weighted in one or more sectors or industries. Negative developments affecting those sectors or industries may result in greater market risk to the Fund than to a fund that is not weighted in those sectors or industries.

Index Call Option Risk. The Fund's use of call options may result in a complete loss of principal. In addition, the value of the S&P 500® Index options written by the Fund will be affected by changes in the value and dividend rates of the stocks in the Index, changes in the actual or perceived volatility of the stock market, the remaining time on the options and any reduced liquidity in the market for such options. Further, when a call option written by the Fund is exercised, the Fund is expected to forego any additional gains experienced by the Index that is the subject of the option.

Index Put Options Risk. When the Fund purchases a put option on the Index, it may lose the entire premium paid if the Index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Portfolio Turnover Risk. A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

Value Investment Risk. Value investments are subject to the risk that they remain undervalued for a given period or never realize their full value.

Warrants Risk. Warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security, and therefore, a warrant may be highly volatile and speculative. If a warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Institutional Shares of the Fund from year to year. Because the Investor Shares have higher expenses than the Institutional Shares, the performance of the Investor Shares is lower than the performance that the Institutional Shares realized for the same period. The table shows how the Fund's average annual returns for one year, five years and since inception compared with those of broad measures of market performance. Updated performance information is available at www.carnecapital.com or by calling (877) 356-9055 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 356-9055
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.carnecapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 14.02% for the quarter ended December 31, 2011, and the lowest return was -15.56% for the quarter ended September 30, 2011.
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.02%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.56%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
Since Inception	rr_AverageAnnualReturnSinceInception	16.53%
HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.58%)
5 Years	rr_AverageAnnualReturnYear05	1.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	923
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,009
Annual Return 2010	rr_AnnualReturn2010	11.34%
Annual Return 2011	rr_AnnualReturn2011	8.32%
Annual Return 2012	rr_AnnualReturn2012	15.29%
Annual Return 2013	rr_AnnualReturn2013	34.63%
Annual Return 2014	rr_AnnualReturn2014	(11.11%)
1 Year	rr_AverageAnnualReturnYear01	(11.11%)
5 Years	rr_AverageAnnualReturnYear05	10.72%
Since Inception	rr_AverageAnnualReturnSinceInception	12.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2009
Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.78%)
5 Years	rr_AverageAnnualReturnYear05	8.76%
Since Inception	rr_AverageAnnualReturnSinceInception	10.31%
Institutional Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.41%)
5 Years	rr_AverageAnnualReturnYear05	8.44%
Since Inception	rr_AverageAnnualReturnSinceInception	9.72%
Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	228
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	738
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,743
1 Year	rr_AverageAnnualReturnYear01	(11.61%)
5 Years	rr_AverageAnnualReturnYear05	10.23%
Since Inception	rr_AverageAnnualReturnSinceInception	11.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2009

[1]	Carne Capital, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividends on short sales, acquired fund fees and expenses, and extraordinary expenses) of Institutional Shares and Investor Shares to 2.00% and 2.25%, respectively, for the period March 1, 2015 through March 31, 2016 ("Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Net Annual Fund Operating Expenses of a class to exceed the Expense Cap in place at the time the fees were waived. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.